FINANCIAL INSTRUMENTS (Details 7) - Trade Receivables From Cash Clients [Member] - HKD ($)	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Non performing credit risk	$ 14,704	$ 24,991
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Non performing credit risk	43,732	53,689
Loss Allowance [Member]
IfrsStatementLineItems [Line Items]
Non performing credit risk	(24,184)	(28,698)
Writeoffs [Member]
IfrsStatementLineItems [Line Items]
Non performing credit risk	$ (4,844)